ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	18,617,288	18,647,404
Series Seven [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,036,100	1,036,100
Series Nine [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,162,096	4,169,462
Series Ten [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,421,225	2,421,225
Series Eleven [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,486,499	2,487,832
Series Twelve [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,960,395	2,970,128
Series Fourteen [Member]
Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,550,973	5,562,657